Investment Strategy	Nov. 25, 2025
Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-listed equity securities of companies that, in the Sub-Adviser’s (defined below) opinion, are primarily focused on building solutions to address climate change (“Climate Solution Companies”). The Sub-Adviser, Carbon Collective Investing, LLC, believes that to properly address climate change, humanity must implement solutions that are more far reaching than just clean energy. For example, the Sub-Adviser believes that buildings must be energy retrofitted, electrical grid infrastructure must be significantly expanded and reinforced, cars and trucks must run on electricity and green hydrogen, and much more. The Sub-Adviser believes that, over time, governments, individuals, and companies will become more focused on addressing climate change. In turn, the Sub-Adviser believes that companies that are developing climate change solutions should, over the long term, be poised to benefit.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S.-listed equity securities of Climate Solution Companies. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change. The Fund may invest in international companies, including those in emerging markets, through U.S. exchange-traded American Depositary Receipts (“ADRs”), however, they will not be considered U.S. equity securities for purposes of the Fund’s 80% policy. The Fund intends that under normal circumstances substantially all of its net assets will be invested in equity securities.

In order to be a Climate Solutions Company, a company must pass through all of the below Steps 1-5.

Step 1 – Climate Solutions Identification: In identifying Climate Solution Companies, the Sub-Adviser begins by constructing a universe of equity securities trading on U.S. stock exchanges that have been identified by the Sub-Adviser as building a “climate change solution.” The Sub-Adviser identifies these companies by using open-source resources from one or more independent third-party entities, such as Project Drawdown or the International Energy Agency to identify solutions categories (such as, alternative refrigerants, batteries, biomass power, and building automation systems). The Sub-Adviser then conducts extensive searches to identify companies that are building solutions in these categories. Companies are identified through public filings, internet searches, cross referencing applicable indices, and publicly available market research as well as through reading relevant industry/sector news or blogs. The resulting universe, after application of this inclusionary climate solution building criteria, currently consists of approximately 350 companies and may include companies of any size market capitalization.

Step 2 – Sub-Industry Filter: The Sub-Adviser then analyzes companies to determine whether they fall into one of the following six categories: (1) green utility companies, (2) waste management companies, (3) biofuel companies, (4) carbon capture and sequestration companies, (5) water companies and water utilities, and (6) plant-based diet companies. Those companies are reviewed by the Sub-Adviser for industry specific exclusionary filters to focus on companies that are building climate change solutions. The following is a high-level description of the industry related filters. The Sub-Adviser may modify the filters from time to time. For example, it may modify one or more filters to address new technologies or their efficacy.

1)	Green Utility Companies. For a Climate Solution Company that is a utility company to be included in the Fund’s portfolio, it must generate (or purchase) 50% to 100% of its energy from carbon neutral sources (e.g., wind, solar, hydro, and nuclear). In addition, if the utility owns coal plants, the company must have announced closure dates for those plants within the next three years.

2)	Waste Management Companies. For a Climate Solution Company that is a waste management company to be included in the Fund’s portfolio, it must be involved in recycling and landfill methane capture. Additionally, it must capture methane at 50% or more of the landfills it operates.

3)	Biofuel Companies. Biofuels are combustible fuels that can be used in internal combustion or jet engines but are not derived from fossil fuels. They are produced from fermenting biological matter, however, their emission reductions may be only marginal. In contrast, advanced biofuels are made primarily of crop waste/and used cooking oils and can offer significant emission reductions. For a biofuels company to be included in the Fund’s portfolio, advanced biofuels must make up 50% to 100% of its biofuel production by revenue.

4)	Carbon Capture & Sequestration Companies. These companies separate CO2 from the air and sequester it as a gas underground or in other secure places. To be included in the Fund’s portfolio, a carbon capture company must generate more revenue from its sequestration of CO2 than it does from using captured carbon as fuel. This filter excludes, among others, companies that may sequester only a portion of their own emissions.

5)	Water Companies and Water Utilities. Water conservation and moving water more efficiently are important climate solutions. For a water company to be included in the Fund’s portfolio, it must do at least one of the following: (i) create and/or deploy technology that detects water leaks, (ii) improve energy efficiencies for transporting water (e.g., pumps, etc.), or (iii) create and/or deploy water recycling technologies. In addition, the water company must derive 50 to 100% of its revenue from these activities.

6)	Plant-based Diet Companies. Plant-based foods can generally create the same number of calories with far fewer emissions than those produced from animals. To be included in the Fund’s portfolio, a plant-based food company must generate 50 to 100% of its revenue from plant-based products and that accelerate the adoption of plant-based foods. The Sub-Adviser looks for motivation by the company to innovate products which would create alternatives to what would have been animal-based food.

Step 3 – Revenue Filter: The Sub-Adviser then employs a revenue screening methodology on each of the companies identified as building climate solutions in Step 1 and, if applicable, have passed the sub-industry filters. Each remaining company must either generate at least 50% of its revenue from climate solutions, or, if the company has not yet generated profits, its financial reports must indicate that it is devoting at least 90% of its research and development (R&D) efforts to building climate solutions. To minimize portfolio turnover, if a company has passed the revenue filter at the time of the Fund’s initial investment, the Sub-Adviser will exclude the company from the Fund’s portfolio only once its climate solutions revenue falls below 40%.

Step 4 -- Defense Industry Filter: Companies that manufacture weapons or weapon systems will be excluded from the Fund. The military-industrial complex has not only been one of the single largest emitters of greenhouse gases but also because the production and deployment of weapons are often associated with environmental degradation and resource depletion.

Step 5 - Fraudulent Claims Filter: The Sub-Adviser also attempts to exclude any company that has, in the Sub-Adviser’s determination, been credibly accused of committing fraud, which will be determined by reviews of publicly available information about legal or regulatory proceedings, or that have been determined to have made caught making clearly fraudulent claims. The Sub-Adviser seeks to reduce risks related to deliberate misrepresentation of “green” products, technological progress or other material information such as sales numbers, through review of publicly available information, which may include press releases, shareholder proposals, financial statements, media, and reports of whistleblowers for indicators of fraud such as shareholder accusations, high executive management-level turnover/firings, and financial restatements.

Sub-Adviser Discretionary Filter

In addition to passing Steps 1-5, the Sub-Adviser may apply a discretionary filter designed to exclude companies that, in its assessment, present a significant risk of loss. This filter may be applied even if a company otherwise meets all of the Fund’s stated selection criteria. In determining whether to exclude a company under this filter, the Sub-Adviser may consider factors such as a deterioration in financial condition, significant legal or regulatory issues, material governance concerns, or adverse industry or macroeconomic developments that could materially impair the company’s value or stability. This discretionary filter is intended to provide the Sub-Adviser with flexibility to respond to evolving risks and preserve the integrity of the Fund’s overall investment strategy.

Portfolio Construction. To be included in the Fund’s portfolio, a company must have had its initial public offering (IPO) at least six months prior to inclusion. The Fund’s portfolio will exclude securities that trade over the counter (OTC) rather on a major U.S. stock exchange.

Upon conclusion of its analysis, the Sub-Adviser totals the market capitalization of all the Climate Solution Companies to be included in the Fund’s portfolio then divides the total by the market capitalization of each company to get the percentage allocation of the individual company in the portfolio. The Fund’s portfolio will typically hold the securities of between 100 and 150 companies. At the time of investment, the securities of a particular company will not exceed 5% of the Fund’s portfolio. The Fund’s investments in any one sector may exceed 25% of its net assets. As of the end of the most recent fiscal year, over 25% of the Fund’s assets were invested in securities within the industrials sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S.-listed equity securities of Climate Solution Companies.
Carbon Collective Short Duration Green Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that primarily invests in a diversified portfolio of “green” or “sustainability” corporate bonds. The Fund’s portfolio will generally maintain an average duration of fewer than 5 years and will be comprised of bonds that collectively will have a weighted-average investment grade rating (BBB- or higher). The Fund’s portfolio is managed by Artesian Capital Management (Delaware) LP (“Artesian”) and Carbon Collective Investing, LLC (“Carbon Collective”), both serving as sub-advisers.

Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in “green” or “sustainability” bonds with an average duration of five years or less. The Fund’s green and sustainability bonds will either be self-labeled by the issuer of the securities (in line with International Capital Markets Association (“ICMA”) guidelines), or will be Climate Bond Standard (“CBS”) certified bonds.

The Fund may invest up to 20% of its net assets in bonds that are not classified as “green” or “sustainability” bonds. However, these bonds must be issued by companies that Carbon Collective Investing, LLC (“Carbon Collective”), one of the Fund’s sub-advisers, identifies as pure-play green companies. These are companies that are exclusively or predominantly focused on green, sustainable, or environmentally friendly products, services, or technologies. These companies are typically involved in activities that contribute positively to environmental goals, such as reducing carbon emissions, promoting renewable energy, conserving natural resources, or developing eco-friendly technologies.

Types of Bonds in the Fund’s Portfolio

The Fund will invest in both “unseasoned” and “seasoned” bonds selected by Artesian Capital Management (Delaware) LP (“Artesian”), one of the Fund’s sub-advisers.

●	“Seasoned” bonds are bonds that have released at least one Use of Proceeds (UOP) report. A UOP report details how the funds raised by the bond are being used, specifically in environmentally beneficial projects. Artesian chooses these bonds based on their financial performance and their ability, in the aggregate, to achieve a weighted average of avoided/reduced CO2e (or carbon yield) of >400MT per $1 million invested. For these bonds, Artesian depends either on the issuer’s own carbon yield reports or calculates the yield themselves from the project details. Carbon yield calculations are only done with seasoned bonds.

●	“Unseasoned” bonds are bonds that haven’t yet released their first annual UOP report, which usually happens 12 months after issuance. For these bonds, Artesian estimates the potential carbon abatement based on the list of eligible projects they will finance. Artesian selects unseasoned bonds that they expect to meet their carbon yield targets, relying either on the issuer’s projected carbon yield reports or calculating it themselves. Once these bonds release their sustainability reports, Artesian reassesses them to ensure they continue to meet the Fund’s environmental criteria.

Green and Sustainability Bond Standards

“Green” bonds are fixed income securities that are specifically used to fund projects that contribute to environmental sustainability. The funds raised from these bonds are dedicated to initiatives that support climate change mitigation or other environmental objectives.

There are two types of green bonds: those certified by the Climate Bonds Standard (CBS) and self-labeled green bonds. The latter category adheres to guidelines specified by the International Capital Market Association (ICMA) in their “Green Bond Principles.” For further details on the specific areas of environmental initiatives permitted by ICMA, refer to the “Additional Information About the Fund” section below. Green bonds can be repaid by the issuer from any number of sources that are not limited to the projects they finance. For example, an issuer can raise debt or equity or use cash on hand to repay its green bond. A green bond ranks equally to a non-green bond of the same issuer with the same seniority.

“Sustainability” bonds are also fixed-income securities, where the proceeds will be exclusively applied to finance or re-finance a combination of both green and social projects Sustainability bonds must have projects that both follow the IMCA’s “green bond” guidance as well as their “social bond” guidance. Like green bonds noted above, sustainability bonds are self-labeled by the issuer.

Issuers’ Commitments for Green and Sustainability Bonds

To label a bond as a “Green” or “Sustainability” bond, the issuer must agree to adhere to the IMCA’s core tenants for such bonds:

●	- Stated use of proceeds;
●	- Process for green or social project evaluation and selection;
●	- Process for management of proceeds; and
●	- Commitment to ongoing reporting of the environmental performance of the Use of Proceeds.

Financial Analyses:

Artesian prioritizes securities of issuers that have, in Artesian’s view, a strong business profile. Additionally, Artesian looks for securities that offer value, for example, those with temporarily low prices or new issues priced lower than similar bonds.

The Fund seeks to purchase bonds in the primary market to obtain a “new issue premium.” In this market, Artesian conducts a relative value analysis whereby it compares a new bond (the candidate bond) with other similar bonds already in the market. The goal of this comparison is to understand how the new bond is priced relative to existing bonds with similar characteristics, such as credit quality, maturity, and interest rate. The Fund’s portfolio managers will exercise discretion in selecting new issuances, focusing on those that, in their view, offer the best financial returns and CO2e reduction or avoidance. The Fund will mainly invest in bonds issued in U.S. dollars, but it may also invest in bonds issued in other currencies.

In secondary market trading, Artesian will look to replace or expand existing Fund holdings by assessing the relative value of these securities in the context of current market conditions.

The Fund will sell securities under certain conditions:

●	When a more attractive option is available that enhances the Fund’s overall yield, duration, creditworthiness, diversification, or CO2e reduction.
●	If there’s a negative shift in the business outlook.
●	When the market price of a bond reaches or exceeds its fair value, such as when it’s trading at prices better or similar to its similarly rated competitors.
●	If a company fails to meet sustainability metrics as defined in their sustainability report unless Artesian believes that the issuer has taken, or is in the process of taking, appropriate corrective action.

Exclusions:

The Fund’s investable universe excludes bonds issued by companies that derive 10% or more of their revenue from the following industries: production of fossil fuels, defense, weapons, and private prisons. A list of excluded companies will be researched and maintained by Carbon Collective See “Additional Information About the Fund’s Principal Investment Strategies” for more information about these exclusions.

Credit Quality:

The Fund’s portfolio holdings, collectively, will maintain a weighted-average credit exposure at an investment-grade level, with a minimum average credit quality equivalent to a BBB rating. This approach is aimed at balancing the pursuit of sustainability objectives with the necessity of managing credit risk. The Fund may choose not to immediately sell a bond if its credit rating falls below investment grade (i.e., to junk bond status), in order to potentially minimize losses.

The Fund may pursue higher yields by investing in non-investment grade bonds (junk bonds). However, this exposure is capped at 20% of the Fund’s total assets, measured at the time of investment, thereby limiting the risk associated with lower credit quality investments.

The Fund’s bonds will be issued in various currencies, specifically in United States Dollars (USD), Euros (EUR), Australian Dollars (AUD), Singapore Dollars (SGD), British Pounds (GBP), and Japanese Yen (JPY).

Duration:

The portfolio will maintain an average duration of fewer than 5 years, a strategy that aims to mitigate the risks associated with interest rate fluctuations and to seek to provide a moderate level of income stability.

See “Additional Information about the Fund” below for a description of financial terms used above.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in “green” or “sustainability” bonds with an average duration of five years or less.